UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.08%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	7,538,960	$171,361
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	13,920,648	172,477
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,762,157	82,687
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,356,471	84,751
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I*(d)	5,363,415	85,868
Lord Abbett Research Fund, Inc.- Small-Cap Value Fund - Class I*(c)	5,217,429	170,506
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	5,571,647	85,970

Total Investments in Underlying Funds 100.08% (cost $787,487,180)		853,620

Liabilities in Excess of Other Assets (0.08)%		(715)

Net Assets 100.00%		$852,905

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.95%

COMMON STOCKS 97.95%

Aerospace & Defense 0.49%

United Technologies Corp.	310,000	$23,076

Air Freight & Logistics 0.84%

FedEx Corp.	440,000	39,732

Airlines 0.39%

United Continental Holdings, Inc.*	981,600	18,542

Automobiles 0.97%

Ford Motor Co.	4,991,300	46,120

Beverages 2.10%

Beam, Inc.	325,000	20,436
Coca-Cola Co. (The)	624,540	50,463
Diageo plc ADR	265,000	28,328

Total		99,227

Biotechnology 3.43%

Celgene Corp.*	1,115,000	76,333
Incyte Corp.*	937,300	23,423
Onyx Pharmaceuticals, Inc.*	835,000	62,600

Total		162,356

Capital Markets 2.63%

Affiliated Managers Group, Inc.*	371,956	41,507
Franklin Resources, Inc.	320,000	36,784
Raymond James Financial, Inc.	1,375,000	46,227

Total		124,518

Chemicals 1.72%

Ashland, Inc.	554,690	39,045
PPG Industries, Inc.	200,058	21,898
Sigma-Aldrich Corp.	295,000	20,414

Total		81,357

Commercial Banks 6.35%

BB&T Corp.	1,144,560	35,905
City National Corp.	290,000	14,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2012

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

Cullen/Frost Bankers, Inc.	721,810	$39,923
Fifth Third Bancorp	2,298,470	31,765
PNC Financial Services Group, Inc. (The)	1,280,000	75,648
Signature Bank*	315,000	20,318
U.S. Bancorp	1,876,190	62,852
Wells Fargo & Co.	587,960	19,879

Total		300,581

Computers & Peripherals 0.73%

EMC Corp.*	1,310,000	34,335

Construction & Engineering 2.30%

Jacobs Engineering Group, Inc.*	1,100,000	42,427
URS Corp.	1,900,000	66,633

Total		109,060

Construction Materials 0.45%

Eagle Materials, Inc.	614,935	21,369

Consumer Finance 2.17%

Capital One Financial Corp.	1,815,590	102,563

Diversified Financial Services 1.94%

Bank of America Corp.	3,534,769	25,945
Citigroup, Inc.	650,000	17,635
JPMorgan Chase & Co.	1,335,000	48,060

Total		91,640

Diversified Telecommunication Services 2.42%

AT&T, Inc.	1,457,600	55,272
Verizon Communications, Inc.	1,310,000	59,134

Total		114,406

Electric: Utilities 2.97%

Duke Energy Corp.	560,000	37,957
Edison International	250,000	11,545
NextEra Energy, Inc.	886,200	62,831
Xcel Energy, Inc.	970,000	28,421

Total		140,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 2.22%

Anixter International, Inc.	1,160,000	$66,016
Arrow Electronics, Inc.*	1,160,000	39,150

Total		105,166

Energy Equipment & Services 4.28%

Cameron International Corp.*	460,000	23,124
Ensco plc Class A (United Kingdom)(a)	334,500	18,173
GulfMark Offshore, Inc. Class A*	299,000	10,749
Halliburton Co.	2,500,000	82,825
Schlumberger Ltd.	505,000	35,986
Superior Energy Services, Inc.*	950,000	20,587
Tidewater, Inc.	235,000	11,414

Total		202,858

Food & Staples Retailing 0.97%

CVS Caremark Corp.	1,014,459	45,904

Food Products 3.32%

Archer Daniels Midland Co.	2,261,428	59,001
Bunge Ltd.	1,070,000	70,374
H.J. Heinz Co.	505,000	27,881

Total		157,256

Health Care Providers & Services 6.66%

CIGNA Corp.	1,153,407	46,459
Community Health Systems, Inc.*	2,117,610	52,114
DaVita, Inc.*	520,000	51,179
Express Scripts Holding Co.*	1,434,570	83,119
Laboratory Corp. of America Holdings*	369,000	31,029
McKesson Corp.	512,860	46,532
UnitedHealth Group, Inc.	98,270	5,021

Total		315,453

Hotels, Restaurants & Leisure 1.36%

Darden Restaurants, Inc.	1,060,680	54,285
Las Vegas Sands Corp.	276,600	10,074

Total		64,359

Household Durables 0.33%

Harman International Industries, Inc.	390,000	15,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2012

Investments	Shares	Fair Value (000)

Insurance 6.87%

ACE Ltd. (Switzerland)(a)	846,500	$62,217
Berkshire Hathaway, Inc. Class B*	1,239,520	105,161
Marsh & McLennan Cos., Inc.	1,380,000	45,830
Prudential Financial, Inc.	735,000	35,486
Travelers Cos., Inc. (The)	1,219,570	76,406

Total		325,100

Internet Software & Services 1.47%

eBay, Inc.*	1,575,000	69,772

Life Sciences Tools & Services 2.32%

Life Technologies Corp.*	547,980	24,046
Thermo Fisher Scientific, Inc.	1,539,650	85,712

Total		109,758

Machinery 2.62%

Dover Corp.	450,000	24,511
Eaton Corp.	1,035,000	45,374
Kennametal, Inc.	668,800	24,679
Nordson Corp.	578,767	29,668

Total		124,232

Marine 0.06%

Kirby Corp.*	55,459	2,926

Media 6.14%

Comcast Corp. Class A	1,600,260	52,088
Interpublic Group of Cos., Inc. (The)	6,552,500	64,673
Omnicom Group, Inc.	1,147,500	57,582
Time Warner, Inc.	1,383,600	54,126
Walt Disney Co. (The)	1,267,780	62,299

Total		290,768

Metals & Mining 0.91%

Reliance Steel & Aluminum Co.	835,000	42,986

Multi-Line Retail 1.36%

Macy’s, Inc.	815,000	29,210
Target Corp.	579,360	35,138

Total		64,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2012

Investments	Shares	Fair Value (000)

Multi-Utilities 1.36%

Dominion Resources, Inc.	741,260	$40,258
PG&E Corp.	520,000	24,003

Total		64,261

Oil, Gas & Consumable Fuels 8.83%

Anadarko Petroleum Corp.	1,060,000	73,606
Apache Corp.	545,000	46,935
Devon Energy Corp.	460,000	27,195
Exxon Mobil Corp.	1,470,000	127,670
Kinder Morgan, Inc.	1,080,000	38,675
Noble Energy, Inc.	379,700	33,197
Occidental Petroleum Corp.	550,000	47,867
Range Resources Corp.	367,460	23,003

Total		418,148

Paper & Forest Products 0.75%

International Paper Co.	1,080,000	35,435

Pharmaceuticals 6.02%

Eli Lilly & Co.	1,373,733	60,485
Pfizer, Inc.	2,697,480	64,847
Teva Pharmaceutical Industries Ltd. ADR	1,807,820	73,922
Warner Chilcott plc Class A (Ireland)*(a)	530,000	9,010
Watson Pharmaceuticals, Inc.*	985,000	76,663

Total		284,927

Real Estate Investment Trusts 0.53%

Vornado Realty Trust	300,000	25,050

Real Estate Management & Development 0.70%

Jones Lang LaSalle, Inc.	500,000	33,345

Road & Rail 1.52%

CSX Corp.	2,400,000	55,056
Kansas City Southern	230,000	16,744

Total		71,800

Semiconductors & Semiconductor Equipment 3.13%

Broadcom Corp. Class A*	1,450,000	49,126
Intel Corp.	1,365,000	35,080
Texas Instruments, Inc.	1,639,007	44,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Xilinx, Inc.	603,300	$19,547

Total		148,400

Software 1.14%

Microsoft Corp.	1,837,290	54,145

Specialty Retail 1.18%

Home Depot, Inc. (The)	1,069,589	55,811

Total Common Stocks (cost $4,181,392,044)		4,637,581

WARRANT 0.00%

Oil, Gas & Consumable Fuels

Kinder Morgan, Inc.*(b) (cost $14,410)	10,182	30

Total Long-Term Investments (cost $4,181,406,454)		4,637,611

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.89%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $91,430,000 of U.S. Treasury Note at 0.125% due 12/31/2013; value: $91,315,713; proceeds: $89,520,533 (cost $89,520,508)	$89,521	89,521

Total Investments in Securities 99.84% (cost $4,270,926,962)		4,727,132

Other Assets in Excess of Liabilities 0.16%		7,713

Net Assets 100.00%		$4,734,845

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.56%

Aerospace & Defense 1.65%

Boeing Co. (The)	5,206	$385

Airlines 1.02%

Allegiant Travel Co.*	3,339	237

Automobiles 0.90%

Tesla Motors, Inc.*	7,648	210

Beverages 2.09%

Coca-Cola Co. (The)	6,013	486

Biotechnology 7.07%

Alexion Pharmaceuticals, Inc.*	2,884	302
Amgen, Inc.	5,359	443
Biogen Idec, Inc.*	2,348	342
Onyx Pharmaceuticals, Inc.*	3,907	293
Regeneron Pharmaceuticals, Inc.*	1,973	266

Total		1,646

Capital Markets 1.08%

Affiliated Managers Group, Inc.*	2,259	252

Chemicals 2.17%

Monsanto Co.	5,907	506

Commercial Banks 1.24%

U.S. Bancorp	8,622	289

Communications Equipment 2.52%

Palo Alto Networks, Inc.*	300	17
QUALCOMM, Inc.	9,521	568

Total		585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals 8.53%

3D Systems Corp.*	6,722	$255
Apple, Inc.*	1,416	865
EMC Corp.*	15,169	398
Fusion-io, Inc.*	11,547	221
Stratasys, Inc.*	4,015	246

Total		1,985

Consumer Finance 0.98%

Capital One Financial Corp.	4,015	227

Diversified Telecommunication Services 2.97%

AT&T, Inc.	7,977	303
Verizon Communications, Inc.	8,626	389

Total		692

Electronic Equipment, Instruments & Components 1.47%

IPG Photonics Corp.*	6,588	341

Energy Equipment & Services 3.61%

FMC Technologies, Inc.*	5,818	262
Oceaneering International, Inc.	6,264	324
Seadrill Ltd.	6,546	254

Total		840

Food & Staples Retailing 4.39%

Costco Wholesale Corp.	3,888	374
Wal-Mart Stores, Inc.	4,098	305
Whole Foods Market, Inc.	3,729	342

Total		1,021

Health Care Equipment & Supplies 2.16%

Align Technology, Inc.*	6,946	236
Edwards Lifesciences Corp.*	2,639	267

Total		503

Health Care Providers & Services 1.62%

Express Scripts Holding Co.*	6,508	377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2012

Investments	Shares	Fair Value (000)

Health Care Technology 1.09%

athenahealth, Inc.*	2,779	$254

Hotels, Restaurants & Leisure 1.06%

Panera Bread Co. Class A*	1,565	246

Household Products 1.66%

Colgate-Palmolive Co.	3,605	387

Information Technology Services 3.74%

MasterCard, Inc. Class A	860	375
Visa, Inc. Class A	3,843	496

Total		871

Internet & Catalog Retail 2.61%

Amazon.com, Inc.*	2,604	608

Internet Software & Services 10.22%

CoStar Group, Inc.*	3,539	292
eBay, Inc.*	9,955	441
Google, Inc. Class A*	1,205	763
IAC/InterActiveCorp.	5,886	310
LinkedIn Corp. Class A*	2,479	254
VeriSign, Inc.*	7,174	319

Total		2,379

Machinery 3.18%

Chart Industries, Inc.*	3,523	228
Wabtec Corp.	3,255	258
Westport Innovations, Inc. (Canada)*(a)	6,716	253

Total		739

Media 1.41%

Walt Disney Co. (The)	6,685	329

Multi-Line Retail 0.99%

Target Corp.	3,810	231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 1.35%

Cobalt International Energy, Inc.*	12,490	$314

Pharmaceuticals 6.14%

Eli Lilly & Co.	6,657	293
Merck & Co., Inc.	7,950	351
Perrigo Co.	2,277	259
Pfizer, Inc.	12,222	294
Watson Pharmaceuticals, Inc.*	2,978	232

Total		1,429

Professional Services 1.08%

Verisk Analytics, Inc. Class A*	5,009	252

Real Estate Investment Trusts 1.37%

American Tower Corp.	4,406	319

Road & Rail 1.02%

Genesee & Wyoming, Inc. Class A*	3,807	236

Semiconductors & Semiconductor Equipment 3.91%

Cirrus Logic, Inc.*	8,322	306
Mellanox Technologies, Ltd. (Israel)*(a)	3,045	319
Skyworks Solutions, Inc.*	9,837	285

Total		910

Software 7.39%

Concur Technologies, Inc.*	3,740	253
NetSuite, Inc.*	5,176	286
Oracle Corp.	19,652	593
Red Hat, Inc.*	6,019	323
Salesforce.com, Inc.*	2,121	264

Total		1,719

Specialty Retail 3.71%

PetSmart, Inc.	3,688	244
Sherwin-Williams Co. (The)	2,015	271
TJX Cos., Inc. (The)	7,870	348

Total		863

Textiles, Apparel & Luxury Goods 1.16%

Under Armour, Inc. Class A*	4,945	269

Total Common Stocks (cost $22,017,282)		22,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.39%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $760,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $808,450; proceeds: $787,863 (cost $787,862)	$788	$788
Total Investments in Securities 101.95% (cost $22,805,144)		23,725

Liabilities in Excess of Other Assets (1.95)%		(454)

Net Assets 100.00%		$23,271

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 95.25%

COMMON STOCKS 95.25%

Australia 3.82%

Beverages 1.41%
Coca-Cola Amatil Ltd.	687,279	$10,061

Construction & Engineering 1.05%
Leighton Holdings Ltd.	419,312	7,539

Health Care Equipment & Supplies 0.11%
ResMed, Inc. CDI*	254,658	811

Health Care Providers & Services 0.54%
Sonic Healthcare Ltd.	291,314	3,873

Media 0.71%
Seven West Media Ltd.	3,092,092	5,053

Total Australia		27,337

Belgium 1.94%

Beverages
Anheuser-Busch InBev NV	176,017	13,897

Canada 1.90%

Metals & Mining 1.47%
Yamana Gold, Inc.	712,800	10,556

Oil, Gas & Consumable Fuels 0.43%
Baytex Energy Corp.	73,600	3,052

Total Canada		13,608

China 0.47%

Automobiles
Dongfeng Motor Group Co., Ltd. Class H	2,420,000	3,377

Cyprus 0.68%

Road & Rail
Globaltrans Investment plc GDR†	259,200	4,899

France 5.62%

Aerospace & Defense 1.06%
Safran SA	224,184	7,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Diversified Telecommunication Services 1.55%
Vivendi SA	584,926	$11,126

Electrical Equipment 1.11%
Schneider Electric SA	140,500	7,957

Food & Staples Retailing 0.42%
Carrefour SA	166,198	2,983

Food Products 1.48%
Danone	173,556	10,566

Total France		40,244

Germany 7.13%

Air Freight & Logistics 1.35%
Deutsche Post AG Registered Shares	536,238	9,660

Diversified Financial Services 1.20%
Deutsche Boerse AG	172,888	8,608

Electric: Utilities 0.73%
E. On AG	245,335	5,237

Health Care Equipment & Supplies 2.00%
Fresenius SE & Co. KGaA	133,654	14,274

Household Products 0.79%
Henkel KGaA	95,858	5,674

Software 1.06%
SAP AG	118,638	7,570

Total Germany		51,023

Hong Kong 5.93%

Auto Components 0.45%
Minth Group Ltd.	3,180,000	3,260

Chemicals 0.45%
Huabao International Holdings Ltd.	7,186,000	3,216

Real Estate Management & Development 2.28%
China Overseas Land &
Investment Ltd.	2,326,000	5,501
New World Development Co., Ltd.	8,454,000	10,825

		16,326

Water Utilities 1.02%
Guangdong Investment Ltd.	10,142,000	7,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Hong Kong (continued)

Wireless Telecommunication Services 1.73%
China Mobile Ltd.	1,053,500	$12,356

Total Hong Kong		42,482

Indonesia 0.71%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	12,147,314	5,102

Ireland 1.49%

Pharmaceuticals
Shire plc	367,041	10,635

Israel 1.68%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	294,945	12,060

Italy 0.22%

Commercial Banks
Intesa Sanpaolo SpA	1,227,770	1,561

Japan 12.66%

Automobiles 1.53%
Toyota Motor Corp.	283,400	10,955

Chemicals 0.94%
Asahi Kasei Corp.	1,255,000	6,715

Commercial Banks 1.08%
Bank of Yokohama Ltd. (The)	1,687,000	7,687

Consumer Finance 1.29%
ORIX Corp.	96,820	9,258

Electronic Equipment, Instruments & Components 1.34%
Hitachi Ltd.	1,615,000	9,612

Insurance 0.48%
NKSJ Holdings, Inc.	179,500	3,462

Road & Rail 1.86%
East Japan Railway Co.	207,200	13,314

Tobacco 1.53%
Japan Tobacco, Inc.	346,600	10,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Trading Companies & Distributors 2.61%
Mitsui & Co., Ltd.	595,000	$8,888
Sumitomo Corp.	691,900	9,795

		18,683

Total Japan		90,618

Netherlands 2.96%

Beverages 0.30%
Heineken Holding NV	46,790	2,151

Diversified Financial Services 1.28%
ING Groep NV CVA*	1,385,946	9,176

Food & Staples Retailing 1.38%
Koninklijke Ahold NV	812,233	9,889

Total Netherlands		21,216

Norway 3.21%

Commercial Banks 0.54%
DnB NOR ASA	365,520	3,851

Diversified Telecommunication Services 1.77%
Telenor ASA	746,699	12,661

Insurance 0.90%
Storebrand ASA*	1,688,639	6,457

Total Norway		22,969

Poland 0.76%

Electric: Utilities
PGE SA	981,139	5,462

Singapore 3.09%

Commercial Banks 1.24%
DBS Group Holdings Ltd.	749,100	8,873

Industrial Conglomerates 1.85%
Keppel Corp., Ltd.	1,476,400	13,264

Total Singapore		22,137

South Korea 3.73%

Automobiles 1.24%
Hyundai Motor Co.	42,481	8,905

Commercial Banks 1.03%
DGB Financial Group, Inc.	644,040	7,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

South Korea (continued)

Semiconductors & Semiconductor Equipment 1.46%
Samsung Electronics Co., Ltd.	8,996	$10,415

Total South Korea		26,697

Sweden 1.71%

Commercial Banks
Swedbank AB A Shares	702,198	12,246

Switzerland 6.62%

Chemicals 1.60%
Syngenta AG Registered Shares	33,555	11,469

Electrical Equipment 1.09%
ABB Ltd.*	447,806	7,834

Food Products 0.65%
Nestle SA Registered Shares	75,830	4,664

Insurance 1.54%
Swiss Re Ltd.*	174,801	10,984

Pharmaceuticals 1.74%
Roche Holding Ltd. AG	70,203	12,462

Total Switzerland		47,413

Taiwan 2.52%

Computers & Peripherals 1.25%
Asustek Computer, Inc.	964,000	8,951

Semiconductors & Semiconductor Equipment 1.27%
Siliconware Precision Industries
Co. ADR	1,668,400	9,060

Total Taiwan		18,011

Thailand 1.76%

Commercial Banks
Bangkok Bank Public Co., Ltd.	1,908,200	12,612

Turkey 0.88%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	1,623,650	6,278

United Kingdom 22.55%

Commercial Banks 1.79%
Barclays plc	1,152,662	3,036
HSBC Holdings plc	437,561	3,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Commercial Banks (continued)
Lloyds Banking Group plc*	12,900,915	$6,140

		12,839

Construction & Engineering 0.82%
Balfour Beatty plc	1,287,932	5,854

Electric: Utilities 1.25%
SSE plc	435,326	8,962

Food Products 1.70%
Unilever plc	338,795	12,169

Insurance 1.61%
Prudential plc	965,302	11,548

Media 2.19%
British Sky Broadcasting Group plc	566,810	6,332
WPP plc	738,653	9,357

		15,689

Metals & Mining 2.31%
Anglo American plc	226,862	6,758
Rio Tinto plc ADR	115,900	5,356
Vedanta Resources plc	289,282	4,426

		16,540

Multi-Utilities 1.19%
National Grid plc	822,190	8,540

Oil, Gas & Consumable Fuels 6.09%
Afren plc*	4,748,444	9,507
BG Group plc	431,080	8,529
Cairn Energy plc*	2,548,524	11,464
Tullow Oil plc	696,861	14,094

		43,594

Pharmaceuticals 1.48%
GlaxoSmithKline plc ADR	230,095	10,584

Tobacco 1.62%
Imperial Tobacco Group plc	297,746	11,573

Wireless Telecommunication Services 0.50%
Vodafone Group plc	1,238,248	3,545

Total United Kingdom		161,437

United States 1.21%

Health Care Equipment & Supplies
ResMed, Inc.*	273,600	8,635

Total Common Stocks (cost $660,711,797)		681,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.63%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $24,880,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $26,466,100; proceeds: $25,942,960 (cost $25,942,953)	$25,943	$25,943

Total Investments in Securities 98.88% (cost $686,654,750)		707,899

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.12%		8,049

Net Assets 100.00%		$715,948

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Morgan Stanley	8/27/2012	1,065,000	$1,081,571	$1,116,641	$35,070
Australian dollar	Buy	Morgan Stanley	8/27/2012	1,395,000	1,425,285	1,462,643	37,358
Australian dollar	Buy	Deutsche Bank AG	9/4/2012	1,340,000	1,379,222	1,403,945	24,723
Australian dollar	Buy	Goldman Sachs	10/25/2012	19,480,000	19,573,504	20,316,651	743,147
Australian dollar	Buy	J.P. Morgan	11/13/2012	705,000	710,471	734,093	23,622
Australian dollar	Buy	J.P. Morgan	11/20/2012	2,080,000	2,118,875	2,164,576	45,701
Brazilian real	Buy	Goldman Sachs	8/9/2012	13,240,000	7,068,873	6,453,109	(615,764)
euro	Buy	Morgan Stanley	8/27/2012	2,575,000	3,383,550	3,169,157	(214,393)
euro	Buy	J.P. Morgan	10/9/2012	5,710,000	7,118,943	7,031,462	(87,481)
euro	Buy	Credit Suisse	11/5/2012	2,080,000	2,633,093	2,562,340	(70,753)
euro	Buy	Morgan Stanley	11/5/2012	2,335,000	2,902,568	2,876,473	(26,095)
euro	Buy	Barclays Bank Plc	11/19/2012	2,980,000	3,636,521	3,671,803	35,282
euro	Buy	Deutsche Bank AG	11/19/2012	8,955,000	11,017,516	11,033,891	16,375
euro	Buy	Deutsche Bank AG	11/19/2012	1,280,000	1,547,918	1,577,150	29,232
euro	Buy	J.P. Morgan	11/19/2012	2,305,000	2,822,634	2,840,103	17,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

euro	Buy	Morgan Stanley	11/19/2012	10,325,000	$12,489,616	$12,721,935	$232,319
Japanese yen	Buy	Deutsche Bank AG	9/10/2012	139,545,000	1,735,915	1,786,891	50,976
Japanese yen	Buy	Deutsche Bank AG	9/10/2012	157,915,000	1,980,548	2,022,121	41,573
Japanese yen	Buy	J.P. Morgan	10/9/2012	713,825,000	9,091,227	9,143,825	52,598
Japanese yen	Buy	J.P. Morgan	11/19/2012	445,385,000	5,646,004	5,708,344	62,340
Japanese yen	Buy	J.P. Morgan	11/19/2012	128,270,000	1,642,150	1,643,992	1,842
Japanese yen	Buy	UBS AG	11/19/2012	332,900,000	4,226,121	4,266,663	40,542
Japanese yen	Buy	UBS AG	11/30/2012	902,880,000	11,536,737	11,573,769	37,032
Russian ruble	Buy	UBS AG	11/19/2012	46,900,000	1,408,599	1,430,619	22,020
South African rand	Buy	Goldman Sachs	9/4/2012	21,790,000	2,752,479	2,621,101	(131,378)
Swiss franc	Buy	J.P. Morgan	8/31/2012	3,560,000	3,922,779	3,648,775	(274,004)
Swiss franc	Buy	Deutsche Bank AG	10/9/2012	6,175,000	6,439,603	6,335,708	(103,895)
Swiss franc	Buy	Deutsche Bank AG	10/22/2012	2,765,000	2,914,376	2,838,131	(76,245)
Swiss franc	Buy	Deutsche Bank AG	10/25/2012	5,430,000	5,729,419	5,574,147	(155,272)
British pound	Sell	Credit Suisse	10/12/2012	1,195,000	1,840,915	1,873,529	(32,614)
British pound	Sell	Credit Suisse	10/25/2012	9,030,000	14,136,104	14,157,371	(21,267)
Canadian dollar	Sell	Morgan Stanley	10/25/2012	13,060,000	12,767,971	12,998,909	(230,938)
euro	Sell	UBS AG	11/19/2012	9,705,000	11,748,582	11,958,003	(209,421)
Israeli new shekel	Sell	Goldman Sachs	9/28/2012	27,175,000	7,031,048	6,803,469	227,579
Norwegian krone	Sell	UBS AG	10/25/2012	47,710,000	7,998,994	7,890,119	108,875
Norwegian krone	Sell	UBS AG	11/19/2012	13,400,000	2,183,655	2,214,200	(30,545)
South Korean won	Sell	UBS AG	8/20/2012	6,930,315,000	6,018,249	6,135,552	(117,303)
South Korean won	Sell	UBS AG	8/20/2012	1,982,140,000	1,719,897	1,754,830	(34,933)
South Korean won	Sell	Goldman Sachs	9/17/2012	1,689,440,000	1,451,035	1,495,409	(44,374)
South Korean won	Sell	Deutsche Bank AG	11/19/2012	2,673,090,000	2,320,592	2,357,817	(37,225)
Swiss franc	Sell	Deutsche Bank AG	8/31/2012	3,560,000	3,581,435	3,648,775	(67,340)
Swiss franc	Sell	Deutsche Bank AG	10/9/2012	985,000	991,984	1,010,635	(18,651)
Swiss franc	Sell	Deutsche Bank AG	10/9/2012	1,105,000	1,135,285	1,133,758	1,527
Swiss franc	Sell	Goldman Sachs	10/9/2012	2,330,000	2,389,303	2,390,640	(1,337)
Swiss franc	Sell	J.P. Morgan	10/9/2012	1,755,000	1,778,530	1,800,675	(22,145)
Swiss franc	Sell	Deutsche Bank AG	10/22/2012	660,000	678,360	677,456	904

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(735,267)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 97.24%

COMMON STOCKS 95.78%

Australia 13.81%

Air Freight & Logistics 0.68%
Toll Holdings Ltd.	2,462,001	$10,401

Beverages 0.99%
Coca-Cola Amatil Ltd.	1,034,722	15,147

Commercial Banks 1.34%
National Australia Bank Ltd.	781,665	20,520

Construction & Engineering 1.08%
Leighton Holdings Ltd.	920,719	16,555

Diversified Telecommunication Services 2.06%
Telstra Corp., Ltd.	7,512,469	31,580

Electric: Utilities 1.85%
Spark Infrastructure Group†	16,483,591	28,236

Food & Staples Retailing 1.12%
Metcash Ltd.	4,781,057	17,133

Health Care Providers & Services 0.74%
Sonic Healthcare Ltd.	848,570	11,281

Hotels, Restaurants & Leisure 1.05%
Tatts Group Ltd.	5,282,071	16,098

Media 1.18%
Seven West Media Ltd.	10,994,110	17,966

Multi-Line Retail 1.15%
David Jones Ltd.	6,881,341	17,645

Multi-Utilities 0.57%
DUET Group	3,995,768	8,734

Total Australia		211,296

Austria 1.06%

Metals & Mining
Voestalpine AG	595,489	16,229

Brazil 1.38%

Insurance 0.66%
Sul America SA Unit	1,657,385	10,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Brazil (continued)

Metals & Mining 0.72%
Vale SA ADR	611,800	$11,043

Total Brazil		21,153

Canada 1.26%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	178,900	7,417
PetroBakken Energy Ltd. A
Shares	958,300	11,897

Total Canada		19,314

Czech Republic 2.88%

Commercial Banks 1.39%
Komercni Banka AS	124,618	21,194

Electric: Utilities 1.49%
CEZ AS	679,224	22,873

Total Czech Republic		44,067

France 7.85%

Diversified Telecommunication Services 1.61%
Vivendi SA	1,294,557	24,625

Electrical Equipment 1.05%
Schneider Electric SA	283,320	16,046

Food & Staples Retailing 0.10%
Carrefour SA	86,231	1,547

Insurance 0.60%
AXA SA	747,202	9,148

Media 0.99%
Lagardere SCA	563,557	15,241

Multi-Line Retail 0.99%
PPR	101,009	15,162

Oil, Gas & Consumable Fuels 1.23%
Total SA ADR	408,380	18,765

Pharmaceuticals 1.28%
Sanofi	239,233	19,566

Total France		120,100

Germany 3.33%

Air Freight & Logistics 1.29%
Deutsche Post AG Registered
Shares	1,090,256	19,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Germany (continued)

Diversified Telecommunication Services 1.29%
Deutsche Telekom AG
Registered Shares	1,751,597	$19,778

Electric: Utilities 0.75%
E. On AG	536,982	11,463

Total Germany		50,880

Hong Kong 7.99%

Chemicals 0.45%
Huabao International Holdings Ltd.	15,301,000	6,847

Communications Equipment 0.63%
VTech Holdings Ltd.	826,400	9,724

Hotels, Restaurants & Leisure 0.86%
SJM Holdings Ltd.	7,361,000	13,175

Industrial Conglomerates 0.94%
NWS Holdings Ltd.	9,380,000	14,346

Real Estate Management & Development 2.76%
New World Development Co., Ltd.	17,599,000	22,536
Shimao Property Holdings Ltd.	13,709,000	19,693

		42,229

Water Utilities 0.70%
Guangdong Investment Ltd.	14,864,000	10,734

Wireless Telecommunication Services 1.65%
China Mobile Ltd.	2,150,500	25,222

Total Hong Kong		122,277

Israel 0.87%

Diversified Telecommunication Services
Bezeq The Israeli
Telecommunication Corp., Ltd.	13,218,443	13,339

Italy 3.00%

Commercial Banks 0.16%
Intesa Sanpaolo SpA	1,939,727	2,465

Oil, Gas & Consumable Fuels 1.30%
Eni SpA ADR	482,480	19,897

Transportation Infrastructure 1.54%
Atlantia SpA	1,782,154	23,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Italy (continued)

Total Italy		$45,825

Japan 6.09%

Automobiles 1.26%
Toyota Motor Corp.	500,200	19,336

Insurance 0.50%
NKSJ Holdings, Inc.	399,500	7,706

Real Estate Investment Trusts 0.50%
ORIX JREIT, Inc.	1,692	7,634

Tobacco 1.31%
Japan Tobacco, Inc.	635,000	20,028

Trading Companies & Distributors 2.52%
Mitsui & Co., Ltd.	1,298,200	19,392
Sumitomo Corp.	1,348,400	19,089

		38,481

Total Japan		93,185

Netherlands 1.34%

Diversified Telecommunication Services 1.24%
Koninklijke KPN NV	2,312,936	18,985

Food Products 0.10%
CSM	105,642	1,580

Total Netherlands		20,565

Norway 3.26%

Diversified Telecommunication Services 1.81%
Telenor ASA	1,633,642	27,699

Energy Equipment & Services 1.45%
Seadrill Ltd.	573,556	22,248

Total Norway		49,947

Russia 0.38%

Road & Rail
Globaltrans Investment plc GDR†	311,000	5,878

Singapore 5.33%

Commercial Banks 1.12%
DBS Group Holdings Ltd.	1,451,975	17,198

Diversified Telecommunication Services 1.53%
Singapore Telecommunications Ltd.	8,115,000	23,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Singapore (continued)

Machinery 1.65%
SembCorp Marine Ltd.	6,466,000	$25,253

Real Estate Investment Trusts 1.03%
CapitaRetail China Trust	2,685,000	3,096
Suntec REIT	10,946,000	12,711

		15,807

Total Singapore		81,604

South Africa 0.96%

Metals & Mining
Kumba Iron Ore Ltd.	236,490	14,720

South Korea 1.68%

Tobacco
KT&G Corp.	349,102	25,721

Spain 3.05%

Diversified Telecommunication Services 0.49%
Telefonica SA	660,195	7,495

Electric: Utilities 1.27%
Red Electrica Corp. SA	488,884	19,384

Oil, Gas & Consumable Fuels 1.29%
Repsol SA	1,235,293	19,767

Total Spain		46,646

Sweden 1.94%

Diversified Telecommunication Services 1.20%
Tele2 AB B Shares	1,112,182	18,431

Personal Products 0.74%
Oriflame Cosmetics SA SDR	302,311	11,291

Total Sweden		29,722

Switzerland 2.64%

Insurance 1.38%
Swiss Re Ltd.*	336,933	21,173

Pharmaceuticals 1.26%
Roche Holding Ltd. AG	108,419	19,245

Total Switzerland		40,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Taiwan 2.46%

Computers & Peripherals 1.05%
Asustek Computer, Inc.	1,724,000	$16,008

Semiconductors & Semiconductor Equipment 1.41%
Siliconware Precision Industries
Co. ADR	3,971,220	21,564

Total Taiwan		37,572

Thailand 0.75%

Real Estate Management & Development
L.P.N. Development pcl	20,626,300	11,404

Turkey 2.03%

Diversified Telecommunication Services 0.81%
Turk Telekomunikasyon AS	3,201,216	12,378

Oil, Gas & Consumable Fuels 1.22%
Tupras Turkiye Petrol
Rafinerileri AS	846,895	18,685

Total Turkey		31,063

United Kingdom 20.44%

Aerospace & Defense 0.98%
BAE Systems plc	3,096,117	14,995

Beverages 0.98%
Britvic plc	3,181,692	15,010

Commercial Banks 0.78%
HSBC Holdings plc	1,430,565	11,975

Construction & Engineering 0.98%
Balfour Beatty plc	3,284,512	14,929

Consumer Finance 1.04%
Provident Financial plc	791,705	15,963

Diversified Telecommunication Services 0.43%
Cable & Wireless
Communications plc	13,514,244	6,628

Electric: Utilities 1.52%
SSE plc	1,127,133	23,203

Food Products 1.59%
Unilever plc	675,461	24,262

Insurance 5.72%
Admiral Group plc	1,278,976	21,897
Aviva plc	4,997,118	22,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Insurance (continued)
Catlin Group Ltd.	2,971,411	$20,186
Prudential plc	1,891,503	22,628

		87,557

Media 0.75%
Reed Elsevier plc	1,363,211	11,499

Metals & Mining 0.67%
Vedanta Resources plc	675,224	10,332

Multi-Utilities 1.55%
National Grid plc	2,276,696	23,648

Pharmaceuticals 1.46%
GlaxoSmithKline plc	970,107	22,336

Tobacco 1.50%
Imperial Tobacco Group plc	591,169	22,977

Wireless Telecommunication Services 0.49%
Vodafone Group plc	2,618,520	7,496

Total United Kingdom		312,810

Total Common Stocks (cost $1,425,181,667)		1,465,735

PREFERRED STOCK 1.46%

Germany

Media
ProSiebenSat.1 Media AG (cost $22,420,864)	1,063,386	22,374

Total Long-Term Investments (cost $1,447,602,531)		1,488,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 4.60%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $67,545,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014, value: $71,850,994; proceeds: $70,439,762 (cost $70,439,742)	$70,440	$70,440

Total Investments in Securities 101.84% (cost $1,518,042,273)		1,558,549

Liabilities in Excess of Cash, Foreign Cash and Other Assets(a) (1.84)%		(28,136)

Net Assets 100.00%		$1,530,413

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
SDR	Special Drawing Rights.
Unit	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
*	Non-income producing security.
(a)	Liabilities in Excess of Cash Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Open Forward Foreign Currency Exchange Contracts at July 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	J.P.Morgan	9/25/2012	5,305,000	$5,483,115	$5,547,526	$64,411
Australian dollar	Buy	J.P.Morgan	10/12/2012	2,960,000	3,054,898	3,090,642	35,744
Australian dollar	Buy	J.P.Morgan	11/26/2012	1,710,000	1,758,119	1,778,644	20,525
Australian dollar	Buy	J.P.Morgan	11/30/2012	4,040,000	4,152,271	4,200,781	48,510
Australian dollar	Buy	J.P.Morgan	11/30/2012	6,885,000	7,153,997	7,159,005	5,008
Brazilian real	Buy	Barclays Bank plc	10/5/2012	80,000,000	38,684,907	38,590,647	(94,260)
Brazilian real	Buy	J.P.Morgan	12/3/2012	23,385,000	11,321,166	11,188,233	(132,933)
Brazilian real	Buy	J.P.Morgan	12/3/2012	7,615,000	3,651,403	3,643,293	(8,110)
Canadian dollar	Buy	J.P.Morgan	8/13/2012	18,395,000	18,310,406	18,338,206	27,800
euro	Buy	Morgan Stanley	8/13/2012	9,420,000	12,359,464	11,591,778	(767,686)
euro	Buy	Morgan Stanley	8/27/2012	7,620,000	10,012,680	9,378,243	(634,437)
euro	Buy	Deutsche Bank AG	9/7/2012	4,400,000	5,801,343	5,415,956	(385,387)
euro	Buy	Deutsche Bank AG	9/25/2012	5,855,000	7,432,091	7,208,645	(223,446)
euro	Buy	J.P.Morgan	10/9/2012	22,040,000	27,478,370	27,140,703	(337,667)
euro	Buy	UBS AG	10/9/2012	105,845,000	132,212,048	130,340,642	(1,871,406)
euro	Buy	Credit Suisse	10/12/2012	6,050,000	7,542,106	7,450,458	(91,648)
euro	Buy	Barclays Bank plc	10/15/2012	4,745,000	5,964,797	5,843,619	(121,178)
euro	Buy	Deutsche Bank AG	10/22/2012	4,840,000	6,112,727	5,961,194	(151,533)
euro	Buy	J.P.Morgan	10/22/2012	4,400,000	5,506,974	5,419,267	(87,707)
euro	Buy	Credit Suisse	11/5/2012	6,745,000	8,538,563	8,309,127	(229,436)
euro	Buy	J.P.Morgan	11/5/2012	3,500,000	4,314,415	4,311,630	(2,785)
euro	Buy	UBS AG	11/13/2012	8,640,000	10,626,077	10,644,822	18,745
euro	Buy	Goldman Sachs	11/16/2012	41,125,000	50,203,549	50,669,870	466,321
euro	Buy	UBS AG	11/16/2012	3,290,000	4,025,480	4,053,590	28,110
euro	Buy	Barclays Bank plc	11/19/2012	11,780,000	14,375,240	14,514,711	139,471
euro	Buy	Deutsche Bank AG	11/19/2012	13,920,000	17,126,054	17,151,509	25,455
euro	Buy	J.P.Morgan	11/19/2012	6,705,000	8,210,742	8,261,557	50,815
euro	Buy	Deutsche Bank AG	11/30/2012	58,660,000	72,103,699	72,289,569	185,870
Israeli new shekel	Buy	Barclays Bank plc	8/2/2012	30,035,000	8,005,918	7,539,379	(466,539)
Israeli new shekel	Buy	UBS AG	8/16/2012	109,300,000	29,005,122	27,418,212	(1,586,910)
Japanese yen	Buy	J.P.Morgan	9/28/2012	677,500,000	8,668,239	8,677,343	9,104
Norwegian krone	Buy	Barclays Bank plc	9/17/2012	74,485,000	12,630,570	12,336,066	(294,504)
Norwegian krone	Buy	Credit Suisse	10/19/2012	41,070,000	6,848,824	6,793,531	(55,293)
Norwegian krone	Buy	J.P.Morgan	11/5/2012	53,900,000	8,984,232	8,910,309	(73,923)
South African rand	Buy	Morgan Stanley	8/2/2012	29,610,000	3,760,147	3,578,010	(182,137)
South African rand	Buy	Morgan Stanley	8/27/2012	22,890,000	2,864,114	2,756,454	(107,660)
South African rand	Buy	J.P.Morgan	9/25/2012	27,020,000	3,215,136	3,241,105	25,969
South African rand	Buy	Morgan Stanley	10/9/2012	39,020,000	4,558,518	4,671,927	113,409
South African rand	Buy	Deutsche Bank AG	10/11/2012	60,035,000	7,138,516	7,186,227	47,711
South African rand	Buy	Goldman Sachs	11/16/2012	54,160,000	6,387,957	6,452,819	64,862
South African rand	Buy	J.P.Morgan	12/3/2012	30,090,000	3,609,991	3,577,124	(32,867)
Turkish lira	Buy	Barclays Bank plc	9/18/2012	42,640,000	22,716,739	23,577,232	860,493
Australian dollar	Sell	Deutsche Bank AG	9/25/2012	5,305,000	5,128,078	5,547,526	(419,448)
Australian dollar	Sell	Deutsche Bank AG	10/12/2012	2,960,000	2,925,146	3,090,642	(165,496)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Sell	Morgan Stanley	11/26/2012	1,710,000	$1,731,272	$1,778,644	$(47,372)
Brazilian real	Sell	Goldman Sachs	8/3/2012	4,190,000	2,242,320	2,044,341	197,979
Brazilian real	Sell	Barclays Bank plc	10/5/2012	80,000,000	38,580,247	38,590,647	(10,400)
British pound	Sell	J.P.Morgan	8/6/2012	500,000	798,510	783,923	14,587
British pound	Sell	Deutsche Bank AG	8/13/2012	35,925,000	57,165,548	56,324,662	840,886
British pound	Sell	Morgan Stanley	10/15/2012	16,165,000	25,128,670	25,343,627	(214,957)
British pound	Sell	Credit Suisse	10/25/2012	17,565,000	27,497,305	27,538,673	(41,368)
British pound	Sell	J.P.Morgan	11/30/2012	14,590,000	22,841,229	22,875,237	(34,008)
British pound	Sell	UBS AG	11/30/2012	46,045,000	72,193,863	72,192,617	1,246
Canadian dollar	Sell	Goldman Sachs	8/13/2012	2,255,000	2,243,435	2,248,038	(4,603)
Canadian dollar	Sell	Goldman Sachs	8/13/2012	5,405,000	5,354,613	5,388,312	(33,699)
Israeli new shekel	Sell	Deutsche Bank AG	8/2/2012	6,120,000	1,549,014	1,536,241	12,773
Israeli new shekel	Sell	J.P.Morgan	8/16/2012	35,075,000	8,579,986	8,798,662	(218,676)
Japanese yen	Sell	Deutsche Bank AG	9/25/2012	92,370,000	1,163,570	1,183,022	(19,452)
Japanese yen	Sell	UBS AG	9/28/2012	1,028,570,000	12,966,367	13,173,808	(207,441)
Japanese yen	Sell	Credit Suisse	10/9/2012	2,778,765,000	35,196,829	35,594,917	(398,088)
Japanese yen	Sell	J.P.Morgan	10/25/2012	864,230,000	10,870,134	11,072,663	(202,529)
Japanese yen	Sell	Morgan Stanley	10/25/2012	3,045,675,000	38,051,912	39,021,711	(969,799)
Japanese yen	Sell	Credit Suisse	11/26/2012	361,060,000	4,600,539	4,628,056	(27,517)
Norwegian krone	Sell	UBS AG	9/17/2012	74,485,000	12,145,548	12,336,066	(190,518)
Norwegian krone	Sell	UBS AG	10/19/2012	41,070,000	6,688,925	6,793,531	(104,606)
Norwegian krone	Sell	UBS AG	11/5/2012	53,900,000	8,773,215	8,910,309	(137,094)
South Korean won	Sell	Barclays Bank plc	8/13/2012	6,978,500,000	6,050,897	6,175,891	(124,994)
South Korean won	Sell	UBS AG	8/20/2012	2,112,935,000	1,834,862	1,870,625	(35,763)
South Korean won	Sell	Goldman Sachs	9/17/2012	1,630,855,000	1,400,717	1,443,553	(42,836)
South Korean won	Sell	Morgan Stanley	11/26/2012	5,335,460,000	4,598,345	4,704,788	(106,443)
Swiss franc	Sell	UBS AG	8/27/2012	2,950,000	3,251,047	3,023,284	227,763
Swiss franc	Sell	UBS AG	9/28/2012	11,325,000	11,898,758	11,615,968	282,790
Swiss franc	Sell	UBS AG	11/13/2012	2,155,000	2,210,030	2,213,566	(3,536)
Swiss franc	Sell	J.P.Morgan	11/27/2012	7,995,000	8,114,445	8,216,082	(101,637)
Taiwan dollar	Sell	Credit Suisse	9/4/2012	113,880,000	3,918,789	3,797,519	121,270
Taiwan dollar	Sell	J.P.Morgan	9/4/2012	70,970,000	2,430,479	2,366,613	63,866
Taiwan dollar	Sell	J.P.Morgan	10/9/2012	373,650,000	12,498,746	12,463,812	34,934
Turkish lira	Sell	Credit Suisse	9/18/2012	6,915,000	3,755,091	3,823,559	(68,468)
Turkish lira	Sell	Goldman Sachs	9/18/2012	5,495,000	2,962,584	3,038,389	(75,805)
Turkish lira	Sell	J.P.Morgan	9/18/2012	3,295,000	1,795,542	1,821,927	(26,385)
Turkish lira	Sell	UBS AG	9/18/2012	5,760,000	3,152,594	3,184,917	(32,323)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,968,286)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 97.77%

COMMON STOCKS 95.88%

Australia 3.49%

Beverages 1.15%
Treasury Wine Estates Ltd.	724,229	$3,364

Multi-Utilities 1.05%
DUET Group	1,406,728	3,075

Trading Companies & Distributors 1.29%
Emeco Holdings Ltd.	4,705,794	3,758

Total Australia		10,197

Belgium 1.00%

Electric: Utilities
Elia System Operator SA	73,228	2,913

Canada 4.21%

Metals & Mining 1.11%
HudBay Minerals, Inc.	384,766	3,250

Oil, Gas & Consumable Fuels 3.10%
Bankers Petroleum Ltd. *	598,600	1,450
Bellatrix Exploration Ltd. *	927,798	3,340
PetroBakken Energy Ltd. A Shares	243,100	3,018
Vero Energy, Inc.	654,990	1,274

		9,082

Total Canada		12,332

Finland 1.21%

Leisure Equipment & Products
Amer Sports OYJ A Shares	312,564	3,552

France 6.19%

Beverages 0.86%
Remy Cointreau SA	21,336	2,520

Computers & Peripherals 1.77%
Gemalto NV	67,629	5,183

Electronic Equipment, Instruments & Components 1.35%
Ingenico	73,671	3,948

Information Technology Services 1.44%
AtoS	74,594	4,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Media 0.66%
Ipsos SA	66,371	$1,930

Semiconductors & Semiconductor Equipment 0.11%
Inside Secure SA *	99,729	337

Total France		18,119

Germany 4.71%

Chemicals 1.71%
Symrise GmbH & Co. AG	159,575	5,018

Industrial Conglomerates 0.53%
Rheinmetall AG	31,065	1,556

Life Sciences Tools & Services 1.46%
Gerresheimer AG	91,454	4,287

Machinery 0.26%
Deutz AG *	200,376	749

Transportation Infrastructure 0.75%
Hamburger Hafen und Logistik AG	98,319	2,183

Total Germany		13,793

Hong Kong 5.90%

Auto Components 0.23%
Minth Group Ltd.	660,000	677

Communications Equipment 1.80%
VTech Holdings Ltd.	448,400	5,276

Construction & Engineering 1.41%
China State Construction International Holdings Ltd.	3,960,800	4,137

Hotels, Restaurants & Leisure 0.90%
REXLot Holdings Ltd.	41,500,000	2,622

Multi-Line Retail 1.18%
Maoye International Holdings Ltd.	13,318,000	2,078
Parkson Retail Group Ltd.	1,515,000	1,366

		3,444

Specialty Retail 0.38%
Hengdeli Holdings Ltd.	3,976,000	1,108

Total Hong Kong		17,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

India 0.75%

Real Estate Management & Development
Housing Development & Infrastructure Ltd. *	1,530,196	$2,183

Indonesia 0.94%

Consumer Finance
PT Clipan Finance Indonesia Tbk	61,152,850	2,746

Ireland 0.98%

Beverages
C&C Group plc	654,912	2,877

Italy 1.05%

Textiles, Apparel & Luxury Goods
Brunello Cucinelli SpA *	107,480	1,465
Safilo Group SpA *	251,499	1,619

Total Italy		3,084

Japan 21.65%

Auto Components 0.88%
Keihin Corp.	189,700	2,567

Building Products 0.79%
Aica Kogyo Co., Ltd.	148,700	2,311

Chemicals 0.71%
ZEON Corp.	252,000	2,084

Commercial Services & Supplies 1.94%
Park24 Co., Ltd.	369,000	5,668

Containers & Packaging 2.07%
FP Corp.	86,900	6,062

Diversified Consumer Services 2.08%
Benesse Holdings, Inc.	128,400	6,073

Food & Staples Retailing 1.58%
Sundrug Co., Ltd.	132,200	4,614

Food Products 2.38%
Nichirei Corp.	636,000	3,240
Toyo Suisan Kaisha Ltd.	154,000	3,712

		6,952

Health Care Equipment & Supplies 1.31%
Hogy Medical Co., Ltd.	79,000	3,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Information Technology Services 1.12%
Obic Co., Ltd.	16,100	$3,285

Multi-Line Retail 0.95%
Don Quijote Co., Ltd.	83,200	2,788

Pharmaceuticals 1.10%
Sawai Pharmaceutical Co., Ltd.	13,800	1,508
Towa Pharmaceutical Co., Ltd.	29,300	1,718

		3,226

Real Estate Management & Development 1.38%
Tokyo Tatemono Co., Ltd. *	1,079,000	4,033

Software 0.96%
Capcom Co., Ltd.	137,200	2,808

Specialty Retail 1.55%
United Arrows Ltd.	172,900	4,543

Wireless Telecommunication Services 0.85%
Okinawa Cellular Telephone Co.	1,126	2,479

Total Japan		63,335

Netherlands 2.20%

Professional Services 1.57%
Brunel International NV	120,502	4,596

Semiconductors & Semiconductor Equipment 0.63%
ASM International NV	48,809	1,854

Total Netherlands		6,450

Norway 2.96%

Energy Equipment & Services 1.91%
Electromagnetic GeoServices ASA *	1,200,571	2,729
Ocean Rig UDW, Inc. *	189,950	2,847

		5,576

Internet Software & Services 1.00%
Opera Software ASA	422,906	2,919

Oil, Gas & Consumable Fuels 0.05%
DNO International ASA *	116,668	155

Total Norway		8,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Philippines 4.02%

Commercial Banks 1.76%
Rizal Commercial Banking Corp.	2,380,000	$2,537
Security Bank Corp.	773,170	2,621

		5,158

Real Estate Management & Development 2.26%
Filinvest Land, Inc.	101,915,000	3,320
Megaworld Corp.	60,581,000	3,280

		6,600

Total Philippines		11,758

Singapore 2.17%

Commercial Services & Supplies 1.09%
Cape plc	699,434	3,179

Real Estate Investment Trusts 1.08%
CDL Hospitality Trusts	1,919,000	3,161

Total Singapore		6,340

South Korea 2.19%

Auto Components 1.24%
Mando Corp.	25,226	3,648

Commercial Banks 0.95%
DGB Financial Group, Inc.	242,020	2,772

Total South Korea		6,420

Spain 2.86%

Food Products
Ebro Foods SA	215,946	3,393
Viscofan SA	108,189	4,964

Total Spain		8,357

Sweden 5.04%

Commercial Services & Supplies 2.66%
Intrum Justitia AB	299,760	4,176
Loomis AB	286,000	3,606

		7,782

Construction & Engineering 1.05%
NCC AB	162,714	3,058

Food & Staples Retailing 1.33%
Axfood AB	110,164	3,904

Total Sweden		14,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Switzerland 1.16%

Capital Markets 0.43%
EFG International AG*	185,525	$1,273

Household Durables 0.73%
Forbo Holding AG Registered Shares *	3,700	2,122

Total Switzerland		3,395

Taiwan 1.04%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	558,500	3,033

Turkey 0.03%

Oil, Gas & Consumable Fuels
Genel Energy plc *	10,014	100

United Kingdom 20.13%

Airlines 1.71%
easyJet plc	569,047	5,005

Capital Markets 2.78%
3i Group plc	1,477,271	4,827
Jupiter Fund Management plc	973,628	3,312

		8,139

Chemicals 0.76%
Croda International plc	60,567	2,232

Construction & Engineering 1.43%
Balfour Beatty plc	922,419	4,193

Electrical Equipment 0.01%
Ceres Power Holdings plc*	371,701	28

Electronic Equipment, Instruments & Components 1.15%
Electrocomponents plc	1,000,335	3,374

Hotels, Restaurants & Leisure 0.48%
Sportingbet plc	2,702,178	1,419

Independent Power Producers & Energy Traders 0.82%
APR Energy plc	236,142	2,390

Industrial Conglomerates 0.45%
Lonrho plc *	11,376,505	1,311

Insurance 2.99%
Amlin plc	760,992	4,498
Catlin Group Ltd.	626,533	4,256

		8,754

Internet & Catalog Retail 1.06%
N Brown Group plc	750,000	3,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Metals & Mining 1.03%
New World Resources plc A Shares	648,731	$3,002

Multi-Line Retail 1.42%
Debenhams plc	2,877,782	4,149

Oil, Gas & Consumable Fuels 1.94%
Afren plc*	1,538,525	3,081
Dragon Oil plc	288,617	2,588

		5,669

Professional Services 2.10%
Intertek Group plc	82,123	3,520
Michael Page International plc	456,057	2,628

		6,148

Total United Kingdom		58,904

Total Common Stocks (cost $283,852,271)		280,546

PREFERRED STOCKS 1.89%

Brazil

Gas Utilities 1.01%
Companhia de Gas de Sao Paulo	139,700	2,949

Machinery 0.88%
Marcopolo SA	521,258	2,569

Total Preferred Stocks (cost $5,855,237)		5,518

Total Long-Term Investments (cost $289,707,508)		286,064

Principal Amount (000)

SHORT-TERM INVESTMENT 1.46%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $4,360,000 of Federal Home Loan Mortgage Corp. at 0.55% due 1/9/2014; value: $4,365,450; proceeds: $4,277,430 (cost $4,277,428)	$4,277	4,277

Total Investments in Securities 99.23% (cost $293,984,936)	290,341

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.77%	2,246

Net Assets 100.00%	$292,587

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Open Forward Foreign Currency Exchange Contracts at July 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	J.P.Morgan	9/28/2012	1,160,000	$1,120,885	$1,212,700	$91,815
Australian dollar	Buy	Goldman Sachs	10/25/2012	5,760,000	5,787,648	6,007,387	219,739
Australian dollar	Buy	J.P.Morgan	10/25/2012	1,420,000	1,405,899	1,480,988	75,089
British pound	Buy	Credit Suisse	9/28/2012	1,000,000	1,556,352	1,567,803	11,451
British pound	Buy	Goldman Sachs	9/28/2012	800,000	1,251,556	1,254,242	2,686
British pound	Buy	Deutsche Bank AG	10/9/2012	170,000	263,369	266,527	3,158
British pound	Buy	Goldman Sachs	10/9/2012	1,160,000	1,814,710	1,818,653	3,943
British pound	Buy	Morgan Stanley	10/9/2012	420,000	651,809	658,478	6,669
Canadian dollar	Buy	Goldman Sachs	8/9/2012	3,360,000	3,376,986	3,349,901	(27,085)
Canadian dollar	Buy	Morgan Stanley	10/9/2012	1,680,000	1,618,029	1,672,752	54,723
Canadian dollar	Buy	Morgan Stanley	10/25/2012	15,850,000	15,495,585	15,775,859	280,274
euro	Buy	Deutsche Bank AG	8/13/2012	290,000	365,705	356,859	(8,846)
euro	Buy	Barclays Bank plc	9/17/2012	265,000	333,004	326,232	(6,772)
euro	Buy	Credit Suisse	9/17/2012	990,000	1,233,765	1,218,753	(15,012)
euro	Buy	Deutsche Bank AG	9/17/2012	650,000	820,008	800,191	(19,817)
euro	Buy	Morgan Stanley	9/17/2012	195,000	237,775	240,057	2,282
euro	Buy	Deutsche Bank AG	9/24/2012	865,000	1,061,813	1,064,969	3,156
euro	Buy	J.P.Morgan	9/24/2012	420,000	517,398	517,095	(303)
euro	Buy	Morgan Stanley	9/24/2012	115,000	140,240	141,586	1,346
euro	Buy	Deutsche Bank AG	10/9/2012	545,000	670,116	671,129	1,013
euro	Buy	Morgan Stanley	10/9/2012	205,000	250,048	252,443	2,395
euro	Buy	Deutsche Bank AG	10/29/2012	255,000	313,632	314,102	470
Japanese yen	Buy	Deutsche Bank AG	8/13/2012	85,500,000	1,071,509	1,094,520	23,011
Japanese yen	Buy	J.P.Morgan	8/13/2012	1,105,000	13,864	14,145	281
South Korean won	Buy	UBS AG	9/28/2012	10,400,000,000	8,783,784	9,197,813	414,029
Swiss franc	Buy	Goldman Sachs	8/2/2012	5,480,000	6,048,365	5,613,029	(435,336)
Swiss franc	Buy	Goldman Sachs	8/2/2012	6,110,000	6,652,150	6,258,322	(393,828)
Swiss franc	Buy	Deutsche Bank AG	10/25/2012	415,000	437,884	426,017	(11,867)
Swiss franc	Buy	J.P.Morgan	11/5/2012	1,635,000	1,721,179	1,678,990	(42,189)
Swiss franc	Buy	J.P.Morgan	12/3/2012	11,550,000	11,843,421	11,871,742	28,321
Brazilian real	Sell	Morgan Stanley	11/26/2012	4,785,000	2,300,702	2,291,481	9,221
British pound	Sell	Barclays Bank plc	9/28/2012	1,800,000	2,825,226	2,822,046	3,180
British pound	Sell	Credit Suisse	10/9/2012	695,000	1,070,670	1,089,624	(18,954)
British pound	Sell	Deutsche Bank AG	10/9/2012	2,190,000	3,410,307	3,433,493	(23,186)
British pound	Sell	Morgan Stanley	10/9/2012	560,000	864,892	877,971	(13,079)
British pound	Sell	UBS AG	11/2/2012	2,700,000	4,193,100	4,233,115	(40,015)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Canadian dollar	Sell	Barclays Bank plc	10/9/2012	350,000	$345,319	$348,490	$(3,171)
euro	Sell	Deutsche Bank AG	8/13/2012	290,000	381,396	356,859	24,537
euro	Sell	UBS AG	9/17/2012	2,100,000	2,689,029	2,585,233	103,796
euro	Sell	UBS AG	9/24/2012	1,400,000	1,783,600	1,723,650	59,950
euro	Sell	UBS AG	10/9/2012	750,000	936,833	923,572	13,261
euro	Sell	Goldman Sachs	10/29/2012	890,000	1,110,409	1,096,276	14,133
euro	Sell	UBS AG	10/29/2012	2,245,000	2,793,925	2,765,327	28,598
euro	Sell	Barclays Bank plc	11/26/2012	555,000	677,306	683,913	(6,607)
euro	Sell	Deutsche Bank AG	11/26/2012	435,000	526,090	536,040	(9,950)
Japanese yen	Sell	Barclays Bank plc	8/13/2012	91,320,000	1,133,526	1,169,024	(35,498)
Japanese yen	Sell	Deutsche Bank AG	8/13/2012	87,740,000	1,087,102	1,123,195	(36,093)
Japanese yen	Sell	Deutsche Bank AG	9/4/2012	104,780,000	1,309,472	1,341,624	(32,152)
Japanese yen	Sell	Credit Suisse	10/9/2012	217,000,000	2,762,871	2,779,687	(16,816)
Japanese yen	Sell	J.P.Morgan	10/9/2012	158,335,000	2,016,544	2,028,211	(11,667)
Norwegian krone	Sell	Barclays Bank plc	9/28/2012	13,745,000	2,281,105	2,275,411	5,694
Philippine peso	Sell	UBS AG	9/28/2012	328,125,000	7,486,311	7,853,235	(366,924)
South Korean won	Sell	UBS AG	11/2/2012	1,655,540,000	1,420,699	1,461,329	(40,630)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(127,576)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 92.14%

COMMON STOCKS 92.14%

Air Freight & Logistics 1.49%

Echo Global Logistics, Inc.*	81,637	$1,473

Biotechnology 7.45%

Affymax, Inc.*	131,190	2,129
Array BioPharma, Inc.*	317,100	1,630
Celldex Therapeutics, Inc.*	12,200	63
Dynavax Technologies Corp.*	387,723	1,497
Genomic Health, Inc.*	50,739	1,703
Rigel Pharmaceuticals, Inc.*	32,743	358

Total		7,380

Capital Markets 1.98%

Financial Engines, Inc.*	37,435	703
WisdomTree Investments, Inc.*	188,200	1,259

Total		1,962

Chemicals 0.00%

Koppers Holdings, Inc.	55	2

Commercial Banks 3.34%

Home BancShares, Inc.	55,092	1,661
Western Alliance Bancorp*	179,221	1,652

Total		3,313

Commercial Services & Supplies 0.91%

Encore Capital Group, Inc.*	32,111	899

Construction & Engineering 0.00%

MYR Group, Inc.*	96	2

Electrical Equipment 2.05%

Capstone Turbine Corp.*	1,001,124	1,041
Thermon Group Holdings, Inc.*	45,942	987

Total		2,028

Electronic Equipment, Instruments & Components 2.35%

Audience, Inc.*	86,729	1,565
FARO Technologies, Inc.*	17,841	768

Total		2,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2012

Investments	Shares	Fair Value (000)

Energy Equipment & Services 2.04%

Global Geophysical Services, Inc.*	150,146	$881
RigNet, Inc.*	61,116	1,142

Total		2,023

Food & Staples Retailing 1.30%

Natural Grocers by Vitamin Cottage, Inc.*	63,300	1,284

Food Products 2.12%

Annie’s, Inc.*	51,546	2,101

Health Care Equipment & Supplies 9.00%

Conceptus, Inc.*	119,479	2,220
DexCom, Inc.*	140,747	1,550
Endologix, Inc.*	79,871	938
Insulet Corp.*	76,228	1,491
Novadaq Technologies, Inc. (Canada)*(a)	59,572	474
OraSure Technologies, Inc.*	177,182	1,880
STAAR Surgical Co.*	70,451	362

Total		8,915

Health Care Providers & Services 1.39%

MWI Veterinary Supply, Inc.*	15,108	1,376

Health Care Technology 5.21%

Greenway Medical Technologies*	117,728	1,612
HealthStream, Inc.*	58,363	1,631
Vocera Communications, Inc.*	71,510	1,919

Total		5,162

Hotels, Restaurants & Leisure 1.08%

Ignite Restaurant Group, Inc.*	78,037	1,067

Household Durables 0.73%

iRobot Corp.*	31,854	725

Information Technology Services 2.31%

EPAM Systems, Inc.*	51,717	829
hiSoft Technology International Ltd. ADR*	88,819	1,002
ServiceSource International, Inc.*	40,211	454

Total		2,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2012

Investments	Shares	Fair Value (000)

Insurance 2.02%

eHealth, Inc.*	108,940	$2,001

Internet Software & Services 11.62%

Active Network, Inc. (The)*	103,375	1,467
Angie’s List, Inc.*	117,833	1,532
Constant Contact, Inc.*	29,247	490
Cornerstone OnDemand, Inc.*	92,170	2,192
Demandware, Inc.*	30,624	752
E2open, Inc.*	53,900	681
LivePerson, Inc.*	104,926	1,962
Responsys, Inc.*	136,200	1,519
Velti plc (Ireland)*(a)	167,394	912

Total		11,507

Leisure Equipment & Products 1.12%

Shuffle Master, Inc.*	76,007	1,110

Life Sciences Tools & Services 1.23%

Fluidigm Corp.*	93,770	1,220

Machinery 4.96%

Dynamic Materials Corp.	48,582	812
Proto Labs, Inc.*	58,611	2,217
RBC Bearings, Inc.*	40,165	1,881

Total		4,910

Metals & Mining 0.00%

Materion Corp.	42	1

Oil, Gas & Consumable Fuels 1.05%

GasLog Ltd. (Monaco)*(a)	104,847	1,039

Pharmaceuticals 3.18%

Akorn, Inc.*	70,837	968
Optimer Pharmaceuticals, Inc.*	104,845	1,432
Sagent Pharmaceuticals, Inc.*	38,348	748

Total		3,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2012

Investments	Shares	Fair Value (000)

Professional Services 1.94%

WageWorks, Inc.*	135,400	$1,921

Road & Rail 0.52%

Zipcar, Inc.*	49,062	512

Semiconductors & Semiconductor Equipment 4.06%

M/A-COM Technology Solutions Holdings, Inc.*	65,613	1,161
Monolithic Power Systems, Inc.*	54,971	1,065
RDA Microelectronics, Inc. ADR*	79,299	792
Volterra Semiconductor Corp.*	43,702	1,004

Total		4,022

Software 7.20%

Allot Communications Ltd. (Israel)*(a)	30,586	752
Ellie Mae, Inc.*	80,900	1,658
Imperva, Inc.*	46,211	1,220
NQ Mobile, Inc. ADR*	69,139	520
Proofpoint, Inc.*	115,800	1,600
Tangoe, Inc.*	72,064	1,383

Total		7,133

Specialty Retail 8.49%

America’s Car-Mart, Inc.*	32,164	1,476
Francesca’s Holdings Corp.*	30,561	960
Hibbett Sports, Inc.*	17,926	1,089
Lumber Liquidators Holdings, Inc.*	59,851	2,531
Tilly’s, Inc.*	46,247	768
Zumiez, Inc.*	43,737	1,589

Total		8,413

Total Common Stocks (cost $81,559,166)		91,267

WARRANT 0.00%

Oil, Gas & Consumable Fuels

Magnum Hunter Resources Corp.*(b) (cost $0)	13,683	—	(c)

Total Long-Term Investments (cost $81,559,166)		91,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 4.51%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $4,565,000 of U.S.Treasury Note at 0.125% due 12/31/2013; value: $4,559,294; proceeds: $4,467,021 (cost $4,467,019)	$4,467	$4,467

Total Investments in Securities 96.65% (cost $86,026,185)		95,734

Other Assets in Excess of Liabilities 3.35%		3,318

Net Assets 100.00%		$99,052

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $10.50 and expiration date of 10/14/2013.
(c)	Valued at zero as of July 31, 2012.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.07%

Aerospace & Defense 1.34%

CPI Aerostructures, Inc.*	143,000	$1,623

Auto Components 2.92%

Dorman Products, Inc.*	58,600	1,683
Drew Industries, Inc.*	68,675	1,845

Total		3,528

Chemicals 5.64%

Balchem Corp.	44,500	1,483
KMG Chemicals, Inc.	106,648	1,907
Quaker Chemical Corp.	41,500	1,837
TPC Group, Inc.*	41,538	1,599

Total		6,826

Commercial Banks 13.45%

Bank of Marin Bancorp	37,000	1,384
Bryn Mawr Bank Corp.	66,682	1,379
Lakeland Financial Corp.	14,720	379
MidSouth Bancorp, Inc.	133,046	1,896
Northrim BanCorp, Inc.	68,074	1,372
Park Sterling Corp.*	180,100	827
Sandy Spring Bancorp, Inc.	107,900	1,922
SCBT Financial Corp.	53,360	1,976
Southern National Bancorp of Virginia, Inc.	126,400	934
Sterling Bancorp	215,600	2,068
Washington Banking Co.	152,701	2,135

Total		16,272

Commercial Services & Supplies 8.37%

McGrath RentCorp	76,800	2,044
Mobile Mini, Inc.*	117,100	1,677
Multi-Color Corp.	146,086	2,840
Team, Inc.*	57,800	1,800
TMS International Corp. Class A*	180,800	1,768

Total		10,129

Communications Equipment 1.36%

Bel Fuse, Inc. Class B	91,300	1,646

Computers & Peripherals 1.09%

Electronics for Imaging, Inc.*	89,900	1,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Construction & Engineering 1.50%

MYR Group, Inc.*	111,300	$1,816

Diversified Financial Services 1.69%

Marlin Business Services Corp.	133,468	2,050

Electrical Equipment 2.70%

AZZ, Inc.	19,200	590
Powell Industries, Inc.*	26,384	904
Thermon Group Holdings, Inc.*	82,500	1,772

Total		3,266

Electronic Equipment, Instruments & Components 3.96%

CTS Corp.	221,525	1,972
Measurement Specialties, Inc.*	54,100	1,611
Methode Electronics, Inc.	136,800	1,204

Total		4,787

Energy Equipment & Services 0.96%

Tesco Corp.*	99,800	1,157

Food & Staples Retailing 1.99%

Chefs’ Warehouse, Inc. (The)*	97,394	1,573
Nash Finch Co.	43,653	836

Total		2,409

Food Products 1.87%

Overhill Farms, Inc.*	587,957	2,264

Gas Utilities 1.26%

Chesapeake Utilities Corp.	33,300	1,523

Health Care Equipment & Supplies 3.39%

ICU Medical, Inc.*	40,700	2,171
Merit Medical Systems, Inc.*	96,825	1,308
SurModics, Inc.*	38,915	620

Total		4,099

Health Care Providers & Services 5.44%

BioScrip, Inc.*	91,500	582
CorVel Corp.*	33,920	1,565
Gentiva Health Services, Inc.*	129,400	862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Health Care Providers & Services (continued)

Metropolitan Health Networks, Inc.*	180,200	$1,519
U.S. Physical Therapy, Inc.	79,845	2,050

Total		6,578

Hotels, Restaurants & Leisure 1.63%

Caribou Coffee Co., Inc.*	81,600	928
Marcus Corp. (The)	79,732	1,046

Total		1,974

Insurance 3.02%

Donegal Group, Inc. Class A	125,308	1,679
Homeowners Choice, Inc.	108,700	1,971

Total		3,650

Machinery 2.72%

Commercial Vehicle Group, Inc.*	158,628	1,223
Dynamic Materials Corp.	89,200	1,490
RBC Bearings, Inc.*	12,420	582

Total		3,295

Metals & Mining 1.35%

Universal Stainless & Alloy Products, Inc.*	47,831	1,632

Paper & Forest Products 1.08%

Neenah Paper, Inc.	48,675	1,307

Professional Services 1.20%

Exponent, Inc.*	28,139	1,454

Road & Rail 4.48%

Celadon Group, Inc.	130,500	1,948
Marten Transport Ltd.	91,103	1,635
Roadrunner Transportation Systems, Inc.*	105,300	1,840

Total		5,423

Semiconductors & Semiconductor Equipment 3.65%

AXT, Inc.*	290,819	1,015
Lattice Semiconductor Corp.*	271,500	1,007
Pericom Semiconductor Corp.*	184,627	1,485
Ultra Clean Holdings, Inc.*	150,500	909

Total		4,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Specialty Retail 6.68%

America’s Car-Mart, Inc.*	36,450	$1,672
Asbury Automotive Group, Inc.*	78,100	2,043
Lithia Motors, Inc. Class A	76,800	2,140
Shoe Carnival, Inc.	100,309	2,227

Total		8,082

Thrifts & Mortgage Finance 4.45%

Brookline Bancorp, Inc.	157,900	1,328
First PacTrust Bancorp, Inc.	157,517	1,772
Territorial Bancorp, Inc.	97,400	2,289

Total		5,389

Trading Companies & Distributors 7.54%

CAI International, Inc.*	98,500	2,037
Essex Rental Corp.*	366,584	1,507
H&E Equipment Services, Inc.*	103,700	1,464
Rush Enterprises, Inc. Class A*	120,939	1,953
SeaCube Container Leasing Ltd.	122,824	2,157

Total		9,118

Water Utilities 1.34%

Connecticut Water Service, Inc.	53,500	1,617

Total Common Stocks (cost $105,671,021)		118,644

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.70%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $2,105,000 of U.S. Treasury Bill at 0.125% due 12/31/2013; value: $2,102,369; proceeds: $2,061,041 (cost $2,061,040)	$2,061	2,061

Total Investments in Securities 99.77% (cost $107,732,061)		120,705

Other Assets in Excess of Liabilities 0.23%		281

Net Assets 100.00%		$120,986

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.27%

Aerospace & Defense 0.71%

Hexcel Corp.*	621,736	$14,480

Air Freight & Logistics 1.39%

Atlas Air Worldwide Holdings, Inc.*	626,601	28,423

Airlines 0.68%

Spirit Airlines, Inc. *	644,629	13,866

Beverages 3.23%

Beam, Inc.	601,183	37,802
Constellation Brands, Inc. Class A*	996,200	28,103

Total		65,905

Building Products 1.12%

Fortune Brands Home & Security, Inc.*	894,128	19,778
Universal Forest Products, Inc.	98,780	3,154

Total		22,932

Capital Markets 1.26%

Raymond James Financial, Inc.	766,983	25,786

Chemicals 4.28%

Albemarle Corp.	418,320	24,355
Celanese Corp. Series A	522,800	19,934
Chemtura Corp.*	1,307,200	17,673
Eastman Chemical Co.	486,600	25,440

Total		87,402

Commercial Banks 10.33%

BOK Financial Corp.	514,800	29,081
City National Corp.	268,900	13,251
Comerica, Inc.	1,303,357	39,375
Commerce Bancshares, Inc.	405,081	15,952
Cullen/Frost Bankers, Inc.	324,069	17,924
East West Bancorp, Inc.	895,014	19,511
Hancock Holding Co.	103,500	3,155
Signature Bank*	450,411	29,052
Wintrust Financial Corp.	732,500	26,890
Zions Bancorporation	922,300	16,786

Total		210,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 2.55%

Tetra Tech, Inc.*	1,347,570	$34,646
Waste Connections, Inc.	563,422	17,336

Total		51,982

Computers & Peripherals 0.66%

Synaptics, Inc. *	514,000	13,559

Construction & Engineering 2.42%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	525,030	18,765
Jacobs Engineering Group, Inc.*	794,100	30,628

Total		49,393

Containers & Packaging 1.47%

Rock-Tenn Co. Class A	514,600	29,960

Electric: Utilities 3.72%

Cleco Corp.	269,300	11,785
Great Plains Energy, Inc.	482,600	10,704
ITC Holdings Corp.	302,000	22,405
NV Energy, Inc.	1,702,500	31,139

Total		76,033

Electrical Equipment 0.54%

EnerSys*	320,521	10,946

Electronic Equipment, Instruments & Components 2.73%

Amphenol Corp. Class A	345,900	20,367
Jabil Circuit, Inc.	1,069,200	23,202
ScanSource, Inc.*	419,548	12,112

Total		55,681

Energy Equipment & Services 2.59%

GulfMark Offshore, Inc. Class A*	503,400	18,097
Helix Energy Solutions Group, Inc.*	854,300	15,275
Superior Energy Services, Inc.*	900,100	19,505

Total		52,877

Food & Staples Retailing 0.77%

Harris Teeter Supermarkets, Inc.	381,400	15,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2012

Investments	Shares	Fair Value (000)

Food Products 1.66%

Bunge Ltd.	389,400	$25,611
Ralcorp Holdings, Inc. *	137,998	8,234

Total		33,845

Health Care Equipment & Supplies 0.49%

CareFusion Corp.*	409,800	10,003

Health Care Providers & Services 4.99%

Community Health Systems, Inc.*	630,600	15,519
DaVita, Inc.*	299,006	29,428
Hanger, Inc.*	334,900	8,631
Laboratory Corp. of America Holdings*	192,100	16,154
McKesson Corp.	75,700	6,868
MEDNAX, Inc.*	382,400	25,288

Total		101,888

Hotels, Restaurants & Leisure 2.53%

Darden Restaurants, Inc.	407,500	20,856
Hyatt Hotels Corp. Class A*	271,577	9,654
Penn National Gaming, Inc.*	254,700	9,913
Red Robin Gourmet Burgers, Inc.*	378,700	11,304

Total		51,727

Household Durables 2.08%

Jarden Corp.	531,200	24,010
Mohawk Industries, Inc.*	276,398	18,361

Total		42,371

Information Technology Services 9.51%

Acxiom Corp.*	335,200	5,621
Alliance Data Systems Corp.*	221,500	28,795
Amdocs Ltd.*	1,093,498	32,532
Fiserv, Inc.*	396,559	27,811
FleetCor Technologies, Inc.*	608,667	22,472
Global Payments, Inc.	576,522	24,687
Lender Processing Services, Inc.	1,239,300	30,573
Sapient Corp.	2,186,427	21,777

Total		194,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2012

Investments	Shares	Fair Value (000)

Insurance 6.06%

Alterra Capital Holdings Ltd.	978,119	$22,761
Arch Capital Group Ltd.*	994,406	38,583
Brown & Brown, Inc.	845,100	21,330
PartnerRe Ltd.	246,800	17,878
RenaissanceRe Holdings Ltd.	314,000	23,233

Total		123,785

Life Sciences Tools & Services 2.01%

PerkinElmer, Inc.	1,607,100	41,061

Machinery 1.58%

ESCO Technologies, Inc.	568,400	20,468
Timken Co. (The)	325,400	11,780

Total		32,248

Media 1.55%

Interpublic Group of Cos., Inc. (The)	3,201,900	31,603

Metals & Mining 2.85%

Allegheny Technologies, Inc.	423,500	12,718
Carpenter Technology Corp.	317,476	15,194
Reliance Steel & Aluminum Co.	586,500	30,193

Total		58,105

Multi-Utilities 2.82%

CMS Energy Corp.	1,252,500	30,887
Wisconsin Energy Corp.	655,599	26,709

Total		57,596

Oil, Gas & Consumable Fuels 2.52%

EQT Corp.	457,400	25,797
Range Resources Corp.	410,400	25,691

Total		51,488

Pharmaceuticals 2.90%

Watson Pharmaceuticals, Inc.*	761,000	59,229

Real Estate Investment Trusts 3.88%

American Campus Communities, Inc.	470,401	22,419
Digital Realty Trust, Inc.	274,100	21,399
Home Properties, Inc.	199,600	13,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts (continued)

Liberty Property Trust	510,900	$18,540
Sovran Self Storage, Inc.	67,512	3,855

Total		79,309

Road & Rail 2.68%

Genesee & Wyoming, Inc. Class A*	300,600	18,655
Kansas City Southern	156,700	11,408
Werner Enterprises, Inc.	1,072,000	24,742

Total		54,805

Semiconductors & Semiconductor Equipment 1.12%

Lam Research Corp.*	666,000	22,917

Software 1.51%

Nuance Communications, Inc.*	1,516,185	30,854

Specialty Retail 1.95%

Cabela’s, Inc.*	132,788	6,100
Express, Inc.*	968,699	15,596
Men’s Wearhouse, Inc. (The)	451,539	12,305
Penske Automotive Group, Inc.	242,000	5,784

Total		39,785

Textiles, Apparel & Luxury Goods 1.82%

Gildan Activewear, Inc.
(Canada)(a)	556,200	15,652
PVH Corp.	269,699	21,422

Total		37,074

Trading Companies & Distributors 1.29%

TAL International Group, Inc.	773,996	26,432

Water Utilities 1.02%

Aqua America, Inc.	810,105	20,771

Total Common Stocks (cost $1,834,864,822)		2,027,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.17%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $3,525,000 of U.S.Treasury Note at 1.75% due 1/31/2014; value: $3,604,313 proceeds: $3,532,581 (cost $3,532,580)	$3,533	$3,533

Total Investments in Securities 99.44% (cost $1,838,397,402)		2,030,666

Other Assets in Excess of Liabilities 0.56%		11,444

Net Assets 100.00%		$2,042,110

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)

Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of July 31, 2012, each Fund had open forward foreign currency exchange contracts.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Alpha Strategy Fund					Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$—	$—	$—		$—	$4,637,581	$—	$—	$4,637,581
Investments in Underlying Funds	853,620	—	—		853,620	—	—	—	—
Warrant	—	—	—		—	30	—	—	30
Repurchase Agreement	—	—	—		—	—	89,521	—	89,521
Total	$853,620	$—	$—		$853,620	$4,637,611	$89,521	$—	$4,727,132

	Growth Leaders Fund					International Core Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$22,937	$—	$—		$22,937	$681,956	$—	$—	$681,956
Repurchase Agreement	—	788	—		788	—	25,943	—	25,943
Total	$22,937	$788	$—		$23,725	$681,956	$25,943	$—	$707,899
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—		$—	$—	$1,888	$—	$1,888
Liabilities	—	—	—		—	—	(2,623)	—	(2,623)
Total	$—	$—	$—		$—	$—	$(735)	$—	$(735)

	International Dividend Income Fund					International Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,465,735	$—	$—		$1,465,735	$280,546	$—	$—	$280,546
Preferred Stocks	22,374	—	—		22,374	5,518	—	—	5,518
Repurchase Agreement	—	70,440	—		70,440	—	4,277	—	4,277
Total	$1,488,109	$70,440	$—		$1,558,549	$286,064	$4,277	$—	$290,341
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,036	$—		$4,036	$—	$1,488	$—	$1,488
Liabilities	—	(12,004)	—		(12,004)	—	(1,616)	—	(1,616)
Total	$—	$(7,968)	$—		$(7,968)	$—	$(128)	$—	$(128)

	Micro Cap Growth Fund					Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$91,267	$—	$—		$91,267	$117,710	$934	$—	$118,644
Warrant	—	—	—	(1)	—	—	—	—	—
Repurchase Agreement	—	4,467	—		4,467	—	2,061	—	2,061
Total	$91,267	$4,467	$—	(1)	$95,734	$117,710	$2,995	$—	$120,705

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks	$2,027,133	$—	$—		$2,027,133
Repurchase Agreement	—	3,533	—		3,533
Total	$2,027,133	$3,533	$—		$2,030,666

*	See Schedule of Investments for fair values in each industry.

(1)	Fair valued at zero as of July 31, 2012. Total assets were zero at the beginning and end of the period.

Notes to Schedule of Investments (unaudited)(continued)

As of October 31, 2011, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of July 31, 2012, each Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. Accordingly, the valuations of all foreign securities as of July 31, 2012 were categorized as Level 1 inputs. For the period ended July 31, 2012, the total transfers related to adjusted valuations for foreign securities were as follows:

	International Core Equity Fund (000)	International Dividend Income Fund (000)	International Opportunities Fund (000)

From Level 2 to Level 1:	$488,875	$471,163	$180,811

(h)

Disclosures about Derivative Instruments and Hedging Activities-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2012 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of July 31, 2012, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives	Liability Derivatives

International Core Equity Fund	$1,888,106	$2,623,373
International Dividend Income Fund	4,036,427	12,004,713
International Opportunities Fund	1,488,221	1,615,797

3. FEDERAL TAX INFORMATION

As of July 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Tax cost	$797,307,700	$4,275,886,172	$23,490,406

Gross unrealized gain	61,775,008	518,955,236	414,056
Gross unrealized loss	(5,463,137)	(67,709,050)	(179,872)

Net unrealized security gain	$56,311,871	$451,246,186	$234,184

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund

Tax cost	$698,630,497	$1,541,678,971	$294,691,853

Gross unrealized gain	54,604,925	86,267,552	25,473,719
Gross unrealized loss	(45,336,580)	(69,397,962)	(29,824,312)

Net unrealized security gain (loss)	$9,268,345	$16,869,590	$(4,350,593)

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund

Tax cost	$86,863,854	$107,818,471	$1,840,209,111

Gross unrealized gain	13,755,046	19,262,869	260,389,775
Gross unrealized loss	(4,884,730)	(6,376,228)	(69,933,133)

Net unrealized security gain	$8,870,316	$12,886,641	$190,456,642

Notes to Schedule of Investments (unaudited)(concluded)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended July 31, 2012:

Affiliated Issuer	Balance of Shares Held at 10/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2012	Value at 7/31/2012	Net Realized Gain (loss) 11/1/2011 to 7/31/2012		Dividend Income 11/1/2011 to 7/31/2012

Lord Abbett Developing Growth Fund, Inc. - Class I	7,815,831	479,603	(756,474)	7,538,960	$171,360,559	$13,355,239	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,700,286	600,507	(380,145)	13,920,648	172,476,830	1,713,656		1,835,421
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,359,440	1,042,072	(639,355)	5,762,157	82,686,946	13,269,391	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,703,927	—	(347,456)	3,356,471	84,750,894	(792,456)		—
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I	5,798,678	81,596	(516,859)	5,363,415	85,868,268	(1,640,510)		—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,789,070	10,492	(582,133)	5,217,429	170,505,568	9,077,169		—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5,872,414	22,513	(323,280)	5,571,647	85,970,506	655,273	(c)	—

					$853,619,571	$35,637,762		$1,835,421

(a) Includes $9,803,096 of distributed capital gains.
(b) Includes $13,193,334 of distributed capital gains.
(c) Includes $328,019 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2012, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Developing Growth Fund, Inc. - Class I	20.07%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.21%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.69%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.93%
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	10.06%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.97%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.07%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Concur Technologies, Inc.	2.36%
CoStar Group, Inc.	1.94%
Mellanox Technologies, Ltd.	1.89%
Ocwen Financial Corp.	1.80%
Texas Capital Bancshares, Inc.	1.78%
Align Technology, Inc.	1.75%
athenahealth, Inc.	1.66%
Onyx Pharmaceuticals, Inc.	1.66%
NetSuite, Inc.	1.65%
Fresh Market, Inc. (The)	1.65%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.46%
Consumer Staples	5.93%
Energy	6.23%
Financials	8.84%
Health Care	24.00%
Industrials	12.79%
Information Technology	31.63%
Short-Term Investment	2.12%

Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

Benesse Holdings, Inc.	2.09%
FP Corp.	2.09%
Park24 Co., Ltd.	1.95%
VTech Holdings Ltd.	1.82%
Gemalto NV	1.79%
Symrise GmbH & Co. AG	1.73%
easyJet plc	1.72%
Viscofan SA	1.71%
3i Group plc	1.66%
Sundrug Co., Ltd.	1.59%

Holdings by Sector*	% of Investments

Consumer Discretionary	16.12%
Consumer Staples	11.22%
Energy	7.09%
Financials	15.44%
Health Care	3.91%
Industrials	20.06%
Information Technology	12.47%
Materials	7.46%
Telecommunication Services	0.86%
Utilities	3.90%
Short-Term Investment	1.47%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments

Lumber Liquidators Holdings, Inc.	2.64%
Conceptus, Inc.	2.32%
Proto Labs, Inc.	2.32%
Cornerstone OnDemand, Inc.	2.29%
Affymax, Inc.	2.22%
Annie’s, Inc.	2.19%
eHealth, Inc.	2.09%
LivePerson, Inc.	2.05%
WageWorks, Inc.	2.01%
Vocera Communications, Inc.	2.00%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.82%
Consumer Staples	3.53%
Energy	3.20%
Financials	7.60%
Health Care	28.41%
Industrials	12.27%
Information Technology	28.50%
Materials	0.00%**
Short-Term Investment	4.67%

Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than .01%.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments

Multi-Color Corp.	2.35%
Territorial Bancorp, Inc.	1.90%
Overhill Farms, Inc.	1.88%
Shoe Carnival, Inc.	1.84%
ICU Medical, Inc.	1.80%
SeaCube Container Leasing Ltd.	1.79%
Lithia Motors, Inc. Class A	1.77%
Washington Banking Co.	1.77%
Sterling Bancorp	1.71%
Marlin Business Services Corp.	1.70%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.25%
Consumer Staples	3.87%
Energy	0.96%
Financials	22.67%
Health Care	8.84%
Industrials	29.93%
Information Technology	10.08%
Materials	8.09%
Utilities	2.60%
Short-Term Investment	1.71%

Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Small-Cap Blend Fund

Ten Largest Holdings	% of Investments

Ocwen Financial Corp.	2.17%
Cardtronics, Inc.	2.15%
Triumph Group, Inc.	2.08%
Semtech Corp.	1.95%
Middleby Corp. (The)	1.84%
Hornbeck Offshore Services, Inc.	1.76%
Aaron’s, Inc.	1.71%
Energy XXI Bermuda Ltd.	1.66%
SS&C Technologies Holdings, Inc.	1.66%
Mid-America Apartment Communities, Inc.	1.65%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.15%
Consumer Staples	5.04%
Energy	6.91%
Financials	19.58%
Health Care	9.66%
Industrials	18.89%
Information Technology	16.27%
Materials	7.90%
Short Term Investment	1.60%

Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments

Cabot Corp.	2.22%
MAXIMUS, Inc.	1.74%
Superior Energy Services, Inc.	1.42%
Alterra Capital Holdings Ltd.	1.41%
Littelfuse, Inc.	1.39%
Jack Henry & Associates, Inc.	1.36%
Par Pharmaceutical Cos., Inc.	1.34%
FleetCor Technologies, Inc.	1.34%
Chicago Bridge & Iron Co. NV	1.28%
Penske Automotive Group, Inc.	1.27%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.75%
Consumer Staples	1.82%
Energy	5.94%
Financials	23.79%
Health Care	7.91%
Industrials	20.98%
Information Technology	14.39%
Materials	9.43%
Utilities	1.71%
Short-Term Investment	1.28%

Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Watson Pharmaceuticals, Inc.	2.92%
PerkinElmer, Inc.	2.02%
Comerica, Inc.	1.94%
Arch Capital Group Ltd.	1.90%
Beam, Inc.	1.86%
Tetra Tech, Inc.	1.71%
Amdocs Ltd.	1.60%
Interpublic Group of Cos., Inc. (The)	1.56%
NV Energy, Inc.	1.53%
CMS Energy Corp.	1.52%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.98%
Consumer Staples	5.69%
Energy	5.14%
Financials	21.66%
Health Care	10.45%
Industrials	15.05%
Information Technology	15.62%
Materials	8.64%
Utilities	7.60%
Short-Term Investment	0.17%

Total	100.00%

*          A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012